Finance Income (Expense) (Tables)	12 Months Ended
Dec. 31, 2014
Banking and Thrift, Interest [Abstract]
Reconciliation of Total Interest Cost to Interest Expense

A reconciliation of total interest cost to interest expense as reported in the consolidated and combined carve-out statements of operations for the years ended December 31, 2014, 2013 and 2012 is as follows:

	Year Ended December 31,
(U.S. Dollars in thousands)	2014	2013	2012
Interest cost capitalized	$—	$—	$—
Interest expense	15,271	10,773	13,471

Total interest cost	$15,271	$10,773	$13,471

Summary of Other Finance Expense

The following table presents the other finance expense for the years ended December 31, 2014, 2013 and 2012:

	Year Ended December 31,
(U.S. Dollars in thousands)	2014	2013	2012
Bank fees, charges and external guarantee costs	$1,221	$1,414	$1,169
Related party guarantee commissions (Note 18)	—	634	2,206
Related party financing service fee (Note 18)	50	—	3

Total other finance expense	$1,271	$2,048	$3,378